Borrowings and debt (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance as of January 1,	$ 2,211,567	$ 3,246,813	$ 4,312,170
Net increase (decrease) in short-term borrowings and debt	950,259	(396,205)	(961,095)
Proceeds from long-term borrowings and debt	609,017	219,905	406,149
Repayments of long-term borrowings and debt	(256,173)	(883,476)	(464,242)
Change in foreign currency	1,903	23,487	(43,010)
Adjustment of fair value for hedge accounting relationship	753	(483)	(5,945)
Other adjustments	1,120	1,525	2,786
Balance as of December 31,	$ 3,518,446	$ 2,211,567	$ 3,246,813